Deferred grants	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred grants
2 7 .	Deferred grants

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

At January 1	607,608	676,728	104,574
Received during the year	187,096	52,241	8,072
Grant receivable	—	129	20
Grant disbursed to partner of joint project	—	(48,632)	(7,515)
Released to consolidated statement of profit or loss	(117,976)	(138,856)	(21,457)

At December 31	676,728	541,610	83,694

Current (Note 2 2 )	19,952	23,468	3,626
Non-current	656,776	518,142	80,068

	676,728	541,610	83,694

The government grant that have been received in PRC was to support and fund Yuchai’s production facilities, research and development activities for new engines.
 As at December 31, 2020, RMB 271.6 million (US$42.0 million) (2019: RMB 434.8 million) of the deferred grants are related to assets.
The grant receivable is related to the Job Support Scheme (the “JSS”) that was introduced in Singapore in response to COVID-19 coronavirus pandemic. The JSS is temporary scheme introduced to help the enterprises retain local employees during the period of economic uncertainty. Under the JSS, employers will receive cash grants in relation to the gross monthly wages of eligible employees. In 2020, JSS grant income amounted to
RMB 1.1 million (US$ 0.2
million) was released to the consolidated statement of profit or loss under “Other income”.